Convertible bonds (Tables) - US$450 million zero coupon convertible bonds due 2022	12 Months Ended
Dec. 31, 2018
ifrs Statement [Line Items]
Schedule of equity component of the bond

USD’000
Principal amount	450,000
Transaction cost	(9,194)
Liability component as at the date of issue	(387,871)
Equity component as at the date of issue	52,935

Schedule of movement of liability component and equity component of the bonds

	Liability	Equity
	Component	Component	Total
	USD’000	USD’000	USD’000
As at the date of issue	387,871	52,935	440,806
Interest charged	7,339	—	7,339
Balance at December 31, 2016	395,210	52,935	448,145
Interest charged	14,913	—	14,913
Conversion options exercised	(6,794)	(882)	(7,676)
Balance at December 31, 2017	403,329	52,053	455,382
Interest charged	15,263	—	15,263
Balance at December 31, 2018	418,592	52,053	470,645